FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended 30 JUNE, 2012
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CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:

Name: Horseman Capital Management Ltd
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-11486

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing

SIGNATURE:	Christopher Harrison


PLACE:		London, UNITED KINGDOM


DATE:		16 JULY, 2012
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REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting manager are reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

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				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
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FORM 13F INFORMATION TABLE TOTAL:	17 entries
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FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 142,103.060(THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
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
                      FORM 13F INFORMATION TABLE
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
________________________________________________________________________________
COL 1                 COL 2      COL 3    COL 4     COL 5         COL6 COL7 COL8

Name of Issuer     TITLE      CUSIP     Value     Shares SH/PUT   INV  OTHR Vote
                   OF CLASS             (x$1000)     No. PRN/CALL DISC MGRS Auth
________________________________________________________________________________
APPLE INC          Com Shar 037833100   2569.600    4,400      SH  YES None Sole
BB&T CORP          Com Shar 054937107   2468.000   80,000      SH  YES None Sole
BANK of NY  MELLON Com Shar 064058100  16094.750  733,246      SH  YES None Sole
COMERICA INC       Com Shar 200340107  10367.696  337,600      SH  YES None Sole
CAPITAL ONE FIN    Com Shar 14040H105  15069.762  275,700      SH  YES None Sole
DOLLAR TREE INC    Com Shar 256746108   4304.000   80,000      SH  YES None Sole
ISHARES MSCI EM MKT  ETP    464287234    234.810    6,000      SH  YES None Sole
EMBRAER SA-ADR       ADR    29082A107    265.300   10,000      SH  YES None Sole
THE COCA-COLA CO   Com Shar 191216100  17428.551  222,900      SH  YES None Sole
LOWE'S COS INC     Com Shar 548661107  13332.672  468,800      SH  YES None Sole
MCDONALD'S CORP    Com Shar 580135101  17891.913  202,100      SH  YES None Sole
NIKE INC -CL B     Com Shar 654106103   7347.186   83,700      SH  YES None Sole
PHILIP MORRIS INT  Com Shar 718172109   1832.460   21,000      SH  YES None Sole
TJX COMPANIES INC  Com Shar 872540109   3863.700   90,000      SH  YES None Sole
US BANCORP         Com Shar 902973304   9268.512  288,200      SH  YES None Sole
VF CORP            Com Shar 918204108   2402.100   18,000      SH  YES None Sole
WELLS FARGO & CO   Com Shar 949746101  17362.048  519,200      SH  YES None Sole